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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q/A

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02575

                     Morgan Stanley Liquid Asset Fund Inc.
               (Exact name of registrant as specified in charter)

    522 Fifth Avenue, New York, New York       10036
  (Address of principal executive offices)   (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

                                                                       ANNUALIZED
PRINCIPAL                                                                YIELD
AMOUNT IN                                                              ON DATE OF             MATURITY
THOUSANDS                         DESCRIPTION                           PURCHASE                DATE               VALUE
---------   -------------------------------------------------------   ---------------   --------------------   --------------
            COMMERCIAL PAPER (46.4%)
            Asset-Backed - Auto (0.6%)
 $ 44,000   FCAR Owner Trust (A-1+)                                       2.83                06/23/08         $   43,920,727
                                                                                                               --------------
            Asset-Backed - Consumer (3.7%)
   50,000   CAFCO LLC*                                                    2.71                08/15/08             49,716,056
  113,000   CRC Funding*                                                  2.48                06/13/08            112,898,802
  127,000   Gemini Securitization Corp., LLC*                         2.43 - 2.53        06/26/08-06/27/08        126,765,776
                                                                                                               --------------
                                                                                                                  289,380,634
                                                                                                               --------------
            Asset-Backed - Corporate (1.4%)
   15,000   Amsterdam Funding Corp.*                                      2.69                06/11/08             14,987,717
   25,000   CIESCO LLC*                                                   2.69                06/09/08             24,983,250
   70,000   Tulip Funding Corp.*                                          2.51                06/30/08             69,854,167
                                                                                                               --------------
                                                                                                                  109,825,134
                                                                                                               --------------
            Asset-Backed - Diversified (1.0%)
   75,000   Liberty Street Funding LLC*                                   2.61                06/25/08             74,864,583
                                                                                                               --------------
            Asset-Backed - Securities (3.0%)
   50,000   Amstel Funding Corp.*                                         3.07                06/27/08             49,885,625
   52,000   Cancara Asset Securitisation LLC*                             3.07                08/29/08             51,604,800
  134,000   Solitaire Funding LLC*                                    2.88 - 3.27        06/05/08-08/04/08        133,920,844
                                                                                                               --------------
                                                                                                                  235,411,269
                                                                                                               --------------
            Banking (6.3%)
  136,000   Bank of America Corp.                                     2.85 - 2.90        10/22/08-10/23/08        134,454,314
  347,000   Citigroup Funding Inc.                                    2.79 - 3.02        08/04/08-08/28/08        344,777,343
   15,000   HSBC USA Inc.                                                 2.65                07/07/08             14,959,454
                                                                                                               --------------
                                                                                                                  494,191,111
                                                                                                               --------------
            Finance-Auto (0.5%)
   43,000   Toyota Motor Credit Corp.                                     2.79                10/22/08             42,527,000
                                                                                                               --------------
            Finance-Consumer (1.1%)
   90,000   American Express CR Corp.                                 2.50 - 3.05        06/05/08-06/17/08         89,928,362
                                                                                                               --------------
            Financial Conglomerates (4.9%)
  385,500   General Electric Capital Corp.                            2.50 - 4.08        07/07/08-12/08/08        382,464,631
                                                                                                               --------------
            International Banks (24.0%)
  115,000   Barclays U.S. Funding LLC                                 2.83 - 3.05        07/16/08-08/27/08        114,343,011
  155,000   CBA (Delaware) Finance Inc.                               2.48 - 2.73        06/10/08-07/09/08        154,713,675
  130,000   Commerzbank US Finance Inc.                               2.45 - 2.46        06/12/08-06/30/08        129,851,979
  176,000   DnB NOR Bank ASA*                                         2.75 - 2.79        07/07/08-08/05/08        175,336,319
   75,000   Dresdner U.S. Finance Inc.                                    2.58                06/10/08             74,946,458
   20,000   KBC Financial Products International*                         3.02                07/03/08             19,945,367
   15,000   Natexis Banques Populaires U.S.                               2.94                11/03/08             14,811,500
  371,000   Royal Bank of Scotland GP*                                2.88 - 4.57        06/19/08-11/14/08        368,648,637
  105,000   Santander Central Hispano Finance (Delaware) Inc.         2.69 - 4.73        06/02/08-08/18/08        104,794,411
  265,000   Societe Generale N.A., Inc.                               2.82 - 4.58        07/02/08-11/14/08        263,521,745
  315,000   Swedbank                                                  2.83 - 3.09        06/27/08-11/14/08        312,213,516
   75,000   Swedbank Mortgage AB                                          2.94           06/30/08-08/05/08         74,671,396
   78,000   UBS Finance (Delaware) LLC                                2.70 - 3.23        07/18/08-08/15/08         77,593,044
                                                                                                               --------------
                                                                                                                1,885,391,058
                                                                                                               --------------
            TOTAL COMMERCIAL PAPER (Cost $3,647,904,509)                                                        3,647,904,509
                                                                                                               --------------
            CERTIFICATES OF DEPOSIT (40.8%)
            Domestic Banks (2.5%)
   78,500   Branch Banking & Trust Co., Inc.                              2.76                11/25/08             78,500,000
   82,500   Union Bank of California, NA                                  2.66                06/30/08             82,500,000
   35,000   Wachovia Bank, NA                                             3.03               7/11/2008             35,045,767
                                                                                                               --------------
                                                                                                                  196,045,767
                                                                                                               --------------

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
            International Banks (38.3%)
  226,000   Banco Santander Central Hispano SA                        2.68 - 3.05        07/31/08-09/30/08        226,002,861
  130,000   Bank of Montreal - Chicago                                2.91 - 3.09        07/07/08-08/07/08        130,016,873
  397,000   Bank of Scotland - NY Branch                              2.68 - 4.91        06/05/08-09/12/08        397,001,014
  237,000   Barclays Bank PLC                                         2.77 - 5.37        06/04/08-11/24/08        237,000,000
  208,000   BNP Paribas                                               2.96 - 4.75        06/27/08-07/09/08        208,178,791
  332,000   Calyon - NY                                               2.72 - 3.77       06/16/08 - 10/14/08       332,004,112
   95,000   Canadian Imperial Bank                                    2.70 - 2.82        08/06/08-08/25/08         95,000,000
   30,000   Credit Suisse - NY Branch                                     4.87                06/06/08             30,000,000
   79,000   Dexia Credit Local S.A.                                       2.75                07/11/08             79,000,000
  278,500   Fortis Bank - New York                                    2.61 - 2.90        07/21/08-09/30/08        278,500,000
  380,000   NATIXIS                                                   2.72 - 3.04        07/24/08-08/04/08        379,978,419
   20,500   Royal Bank of Scotland plc                                    2.88                11/03/08             20,506,457
   75,000   Societe Generale                                          2.70 - 2.95        06/30/08-08/22/08         75,000,000
   51,000   Societe Generale N.A., Inc.                                   2.94                06/24/08             51,000,000
  395,000   Toronto Dominion Bank                                     2.64 - 4.86        06/20/08-09/29/08        395,000,000
   80,000   UBS AG                                                    2.89 - 4.00        06/16/08-08/06/08         80,000,349
                                                                                                               --------------
                                                                                                                3,014,188,876
                                                                                                               --------------
            TOTAL CERTIFICATES OF DEPOSIT (Cost $3,210,234,643)                                                 3,210,234,643
                                                                                                               --------------
            FLOATING RATE NOTES (7.5%)
            Asset-Backed - Structured Investment Vehicles (1.2%)
   92,000   Asscher Finance Corp.*                                        2.57   ++++         06/25/08     #       91,999,365
                                                                                                               --------------
            Asset-Backed - Securities (0.9%)
   73,000   Mazarin Funding Corp.*                                        2.07   ++++         05/30/08     #       73,000,000
                                                                                                               --------------
            Domestic Banks(0.5%)
   41,000   Wachovia Bank, NA                                             2.91   ++++         07/04/08     #       41,000,000
                                                                                                               --------------
            Finance-Auto (1.2%)
   50,000   American Honda Finance Corp.*                                 2.78   ++++         08/06/08     #       50,000,000
   43,000   Toyota Motor Credit Corp.                                     2.09   ++++         06/02/08     #       43,000,335
                                                                                                               --------------
                                                                                                                   93,000,335
                                                                                                               --------------
            International Banks (1.8%)
   50,000   Bank of Nova Scotia - NY                                      3.17   ++++         08/06/08     #       50,000,000
   45,000   Barclays Bank PLC                                             2.93   ++++         06/20/08     #       45,000,000
   43,000   Deutsche Bank AG                                              2.81   ++++         06/23/08     #       43,000,000
                                                                                                               --------------
                                                                                                                  138,000,000
                                                                                                               --------------
            Investment Banks/Brokers (1.9%)
  150,000   Merrill Lynch & Co. Inc.*                                     2.66   ++++         06/18/08     #      150,000,000
                                                                                                               --------------
            TOTAL FLOATING RATE NOTES (Cost $586,999,700)                                                         586,999,700
                                                                                                               --------------
            U.S GOVERNMENT AGENCIES (2.7%)
   88,714   Federal Home Loan Banks                                   2.55 - 4.23        06/13/08-08/06/08         88,325,773
   19,685   Federal National Mortgage Association                         4.23                06/11/08             19,660,098
  105,650   Freddie Mac                                               2.08 - 2.17        07/21/08-09/29/08        105,112,394
                                                                                                               --------------
            TOTAL U.S GOVERNMENT AGENCIES (Cost $213,098,265)                                                     213,098,265
                                                                                                               --------------
            REPURCHASE AGREEMENTS (2.1%)
  164,000   Barclays Capital, Inc. (dated 05/30/08;
            proceeds $164,031,843); fully collateralized by Federal
            National Mortgage Assoc. 4.00% - 6.00%
            due 10/01/21 - 05/01/47, value at 168,920,001.
               (Cost $164,000,000)                                        2.33                06/02/08            164,000,000
                                                                                                               --------------
            CORPORATE BOND NOTES (0.9%)
            Asset-Backed - Structured Investment Vehicles
   70,000   Asscher Finance Corp.*
               (Cost $70,000,000)                                         5.45                06/25/08             70,000,000
                                                                                                               --------------
            TOTAL INVESTMENTS (Cost $7,892,237,117) (a)                                        100.4            7,892,237,117
            LIABILITIES IN EXCESS OF OTHER ASSETS                                               (0.4)             (28,687,349)
                                                                                        -------------------    --------------
            NET ASSETS                                                                         100.0%          $7,863,549,768
                                                                                        ===================    ==============

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----------
*    Resale is restricted to qualified institutional investors.

++++ Rate shown is the rate in effect at May 31, 2008.

#    Date of next interest rate reset.

(a)  Cost is the same for federal income tax purposes.


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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008


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